RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

23. RELATED PARTY TRANSACTIONS

The Group has entered into a number of transactions with related parties:

(a)         Transactions

The Group entered into the following transactions with related parties:

	Years ended December 31,
Transactions	2009	2010	2011
	RMB	RMB	RMB

Receipt of consulting services from a company owned by a family member of Jilin Tutoring principal	9,573	—	—

Payments to the minority shareholder of Taishidian Holding and one of the subsidiaries of the minority shareholder of Taishidian Holding (Note (i))	222,964	196,871	123,697

Receipts from the minority shareholder of Taishidian Holding and one of the subsidiaries of the minority shareholder of Taishidian Holding (Note (i))	185,559	205,982	107,206

Purchase of buildings and land use right from a subsidiary of the minority shareholder of Taishidian Holding (Non-cash transaction) (Note (i))	—	—	17,407

Receipt of amount due from a subsidiary of the minority shareholder of Taishidian Holding (Non-cash transaction) (Note (i))	—	—	17,407

Sales of software to companies owned by a family member of Jilin Tutoring principal	11,198	—	—

Sales of software to a company owned by the principal of Shanghai Career Enhancement	6,460	—	—

Sales of software to a company owned by a family member of Changsha Career Enhancement chairman of the board of directors	3,525	—	—

Sales of software to a company owned by CEO of Beijing Century Tutoring	2,947	—	—

Receipt of consulting services from a company owned by the family member of the principal of Tianjin Tutoring	1,805	320	—

Receipt of consulting services from a company owned by principal of Beijing YZ Tutoring	1,505	—	—

Receipt of property management services from one school founded by the principal of Shuyang K-12	—	1,800	1,800

Receipt of property management services from the former shareholder of Changsha K-12	2,559	3,787	7,470

Receipt of rental services from subsidiary of former shareholder of Shenyang Universe High School	—	1,100	1,100

Sales of software and providing services to former shareholder of Jinan WR Career Enhancement	—	—	6,800

Others	200	596	1,627

Note (i) During 2011 Taishidian Holding entered into a number of short-term financing transactions with the minority shareholder of Taishidian Holding, including a loan of RMB 40 million to a subsidiary of the minority shareholder. A portion of this loan was subsequently extinguished by being offset against the purchase price of land use rights and buildings acquired by Taishidian Holding from a subsidiary of the minority shareholder in the first half of 2011. The volume of transactions between Taishidian Holding and the minority shareholder has reduced significantly from October 2011.

(b)                 The Group had the following balances with related parties:

	Amounts due from related parties			Amounts due to related parties
	As of December 31,			As of December 31,
Relationship	2009	2010	2011	2009	2010	2011
	RMB	RMB	RMB	RMB	RMB	RMB
Principal of Xi’an Tutoring*	2,774	1,768	—	—	34	—
Principal of Beijing YZ Tutoring	8,593	4,940	4,940	—	—	—
Principal of Jilin Tutoring	481	681	681	110	603	603
Former owner of Beijing Away United Technology Co., Ltd.	1,000	2,677	2,677	—	1,083	1,081
Former principal of Dalian Hope School (“Dalian Career Enhancement”) and a senior manager of the Group	1,064	714	464	—	—	2
Family member of Changsha Tutoring Principal	171	171	171	—	—	—
Principal of Shuyang K-12	1,556	400	—	—	1,338	—
A company established by the director of SIWA Future Holding and its subsidiary*	92,071	85,136	—	701	700	—
Subsidiary of the minority shareholder of Taishidian Holding	5,110	—	600	—	—	—
Minority shareholder of Taishidian Holding	11,892	11,142	32,619	4,000	—	22,200
The chairman of the board of directors of Taishidian Holding	20,400	400	—	—	—	—
Former shareholder of Changsha K-12	28,566	10	10	1,262	5,049	9,767
Subsidiary of former shareholder of Shenyang K-12	29,350	—	44	275	1,375	2,475
Principal of Shanghai Career Enhancement	3,178	3,178	3,178	—	—	—
Principal of Changsha Career Enhancement	5,379	1,702	1,702	—	—	—
Principal of Tianjin Tutoring	5,783	6,103	5,783	—	—	—
Principal of Tianjin Changcheng Occupational Training School*	193	153	—	2,174	2,020	—
Former owner of Jinan Prosperous Resource Technology Co., Ltd.	1,490	16,888	—	—	—	—
Subsidiary of the former shareholder of Changsha K-12	52	—	—	2,844	621	—
Former Owner of Beijing IT Career Enhancement	833	833	833	670	670	670
CEO of Beijing Century Tutoring	4,737	2,318	2,318	—	—	—
Former owner and currently general manager of Beijing JY Tutoring	800	800	800	—	—	—
Former owner of Guangzhou DP Tutoring	5,010	8,590	8,590	—	—	125
CEO of Suzhou Career Enhancement	784	784	784	—	—	—
Former shareholder of Jinan WR Career Enhancement	—	—	650	—	—	—
Former owner of Chongqing XT Career Enhancement	—	—	3,807	—	—	408
Former shareholder of Beijing XGX Tutoring	—	—	1,360	—	—	—
Former shareholder of Genesis Career Enhancement	—	—	11,324	—	—	9,074
Former shareholder of Hebei YL Career Enhancement	—	—	1,000	—	—	700
Former owner of Jinan WR Career Enhancement	—	—	3,900	—	—	—
Others	1,215	794	749	246	—	426
	232,482	150,182	88,984	12,282	13,493	47,531

* On December 31, 2011, these companies were no longer related parties following the disposal transactions Note 24(a) and (b).

Principal shareholder transaction

On October 26, 2011, Dr Jin Huang, chief executive officer of the Company, and holder of more than 10% interest in the voting power of the Company, entered into a participation agreement with, among others, the Baring Asia Private Equity Fund V., L.P. (the “Participation Agreement”). Pursuant to this agreement, Campus Holdings Limited (“Campus”), an affiliate to the Baring Asia Private Equity Fund V., L.P., agreed to invest up to USD 50 million to purchase Class A Shares of the Company through a series of private transactions and on the open market through purchases of American Depositary Shares.

The return on the investment in Class A Shares as contemplated by the Participation Agreement will be shared between Campus and Dr. Huang after Campus has received a minimum return on its investment following the occurrence of agreed transfer events. Dr. Huang’s share of such return will be dependent on the portfolio values of the Class A Shares acquired by Campus plus the value of all other property delivered as a dividend or other distribution on such Class A Shares (the “Portfolio Value”) expressed as a multiple of Campus’ net investment amount as set forth in the Participation Agreement and can be paid to Dr. Huang in cash, in Class A Shares or a combination of cash and Class A Shares.

To secure Campus’ obligations under the Participation Agreement, Campus entered into a charge (the “Campus Share Charge”) in favor of Spin-Rich over 1,818,182 Class A Shares that Campus may acquire from time to time after the date of the Campus Share Charge to secure Campus’ obligations under the Participation Agreement, including, without limitation, Campus’ obligations to share with Dr. Huang its investment return on the Class A Shares in accordance with the terms of the Participation Agreement. Spin-Rich in turn entered into a charge over 6,077,747 Class B Shares of the Company that it owns in favor of Campus to secure Campus’ agreed-upon minimum return on its investment. Spin-Rich shall be entitled to exercise all voting and/or consensual powers pertaining to the Class B Shares and dividends or other distributions received thereon by Spin-Rich or any part thereof charged in favor of Campus unless and until enforcement event occurs.

Between November 9, 2011 and January 25, 2012, Campus purchased an aggregate of 11,944,600 Class A Shares equivalent of the Company through privately negotiated transactions or  in open market transactions. The aggregate consideration paid was USD 50,000,001. None of the sellers in the privately negotiated transactions were the employees of the Company.

Management has assessed the accounting treatment for this transaction and considered there to be no significant impact to the Company’s financial statements for the year ended December 31, 2011.